Loans from Banking Corporations (Details) $ / shares in Units, ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 ILS (₪) shares	Apr. 19, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 22, 2022 USD ($)	Sep. 22, 2022 ILS (₪)
Loans from Banking Corporations [Line Items]
Issuance of banking corporation (in Shares) | shares	357,652
Variable exercise price (in Dollars per share) | $ / shares	$ 0.01
Exercise price (in Dollars per share) | $ / shares	$ 0.838
Canceling the bank’s warrants	$ 600	₪ 165	$ 165		$ 165	₪ 600
Estimated value of aforesaid warrants | $				$ 157
Percentage of discount rates	18.00%
Discounted Cash Flow [Member]
Loans from Banking Corporations [Line Items]
Percentage of discount rates	17.00%
IPO [Member]
Loans from Banking Corporations [Line Items]
Exercisable options (in Shares) | shares	357,652	357,652